Schedule of other current liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Withholding tax payable	$ 182	$ 454,883	$ 81,324
Other current liabilities	95,410	(311,810)	4,393
Total other current liabilities	$ 95,592	143,073	85,717
Corporation taxes payable